CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Feb. 29, 2012	Feb. 28, 2011
Current Assets
Cash and cash equivalents	$ 52,798	$ 77,819
Restricted cash	177	714
Short term investments		11,181
Trade receivables	9,850	11,579
Inventory	26,994	28,204
Other current assets	5,501	5,306
Future income tax asset	69	553
Total Current Assets	95,389	135,356
Long Term Assets
Property and equipment	5,280	7,560
Future income tax asset	1,308	808
Intangible assets	6,217	14,929
Goodwill	11,927	11,927
Total Long Term Assets	24,732	35,224
Total Assets	120,121	170,580
Current Liabilities
Accounts payable and accrued liabilities	12,720	15,967
Deferred revenue	723	1,453
Contingent royalty	372	622
Contingent consideration	1,884	14,622
Total Current Liabilities	15,699	32,664
Long Term Liabilities
Contingent royalty	1,292	3,290
Other long term liabilities	1,063	1,999
Total Long Term Liabilities	2,355	5,289
Commitments
Shareholders' equity
Capital stock	172,264	171,570
Contributed surplus	4,606	2,642
Deficit	(65,448)	(31,967)
Accumulated other comprehensive loss	(9,695)	(9,618)
Total Shareholder's equity	101,727	132,627
Non-controlling interests	340
Total Equity	102,067	132,627
Total Liabilities and Shareholder's equity	$ 120,121	$ 170,580